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Issued by
CONSECO VARIABLE
INSURANCE COMPANY

                                                    A C H I E V E M E N T Series
                                                    and  E D U C A T O R  Series
                                                    ----------------------------
                                                    FIXED  AND  VARIABLE ANNUITY

                                                                     MAY 1, 2001

                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY
                                              CONSECO VARIABLE ANNUITY ACCOUNT E


                                       This cover is not part of the prospectus.

                                                                  [CONSECO LOGO]

================================================================================

                       CONSECO VARIABLE ANNUITY ACCOUNT E
     INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                   OFFERED BY
                       CONSECO VARIABLE INSURANCE COMPANY
                             ADMINISTRATIVE OFFICE:
        11815 N. PENNSYLVANIA STREET o CARMEL, IN 46032 o (317) 817-3700


     This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Conseco Variable Insurance Company (Conseco Variable). The Contracts are designed for use in retirement planning. The Contracts provide a way for you to invest on a tax-deferred basis in the subaccounts of the Conseco Variable Annuity Account E ("Variable Account") and the Fixed Account.

     You can invest your Purchase Payments in any of the Variable Account Investment Options listed below or the Fixed Account. Depending on market conditions, you can make or lose money in the Variable Account Investment Options. You can also invest in the Fixed Account of Conseco Variable. Money you direct into the Fixed Account earns interest at a rate guaranteed by Conseco Variable. Currently, you can allocate Purchase Payments to up to 15 Variable Account Investment Options including the Fixed Account at any one time.

CONSECO SERIES TRUST

     o  Conseco 20 Focus Portfolio

     o  Equity Portfolio

     o  Balanced Portfolio

     o  High Yield Portfolio

     o  Fixed Income Portfolio

     o  Government Securities Portfolio

     o  Money Market Portfolio

THE ALGER AMERICAN FUND

     o  Alger American Growth Portfolio

     o  Alger American Leveraged AllCap Portfolio

     o  Alger American MidCap Growth Portfolio

     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     o  VP Income & Growth Fund

     o  VP International Fund

     o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST

     o  Berger IPT--Growth Fund (formerly, Berger IPT--100 Fund)

     o Berger IPT--Large Cap Growth Fund (formerly, Berger IPT--Growth and Income Fund)

     o  Berger IPT--Small Company Growth Fund

     o  Berger IPT--New Generation Fund

     o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

     o  Dreyfus VIF--Disciplined Stock Portfolio

     o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

     o  Federated High Income Bond Fund II

     o  Federated Utility Fund II

     o  Federated International Equity Fund II

     o  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

     o  First American Large Cap Growth Portfolio

     o  First American MidCap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     o  INVESCO VIF--High Yield Fund

     o  INVESCO VIF--Equity Income Fund

     o  INVESCO VIF--Financial Services Fund

     o  INVESCO VIF--Health Sciences Fund

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     o  INVESCO VIF--Real Estate Opportunity Fund

     o  INVESCO VIF--Technology Fund

     o  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

     o  Aggressive Growth Portfolio

     o  Growth Portfolio

     o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

     o  Lazard Retirement Equity Portfolio

     o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

     o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     o  Limited Maturity Bond Portfolio

     o  Partners Portfolio

     o  MidCap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES

     o  Pioneer Fund VCT Portfolio

     o  Pioneer Equity-Income VCT Portfolio

     o  Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST

     o  OTC Fund

     o  Nova Fund

     o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

     o  Seligman Communications and Information Portfolio (Class 2)

     o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

     o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

     o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

     o  Worldwide Bond Fund

     o  Worldwide Emerging Markets Fund

     o  Worldwide Hard Assets Fund

     o  Worldwide Real Estate Fund

     Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Conseco Variable.

     To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 34 of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given on the first page of this prospectus.

THE CONTRACTS:


     o  ARE NOT BANK DEPOSITS

     o  ARE NOT FEDERALLY INSURED

     o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

     o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2001

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================



TABLE OF CONTENTS
                                                                            PAGE
DEFINITIONS ...............................................................    5
SUMMARY ...................................................................    5
FEE TABLE .................................................................    7
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS .............   17
  Conseco Variable ........................................................   17
  The Variable Account ....................................................   17
  Investment Options ......................................................   17
  Voting Rights ...........................................................   19
  Fixed Account ...........................................................   19
THE CONTRACTS .............................................................   20
ACCUMULATION PROVISIONS ...................................................   20
  Purchase Payments .......................................................   20
  Allocation of Purchase Payments .........................................   20
  Accumulation Units ......................................................   21
  Transfers ...............................................................   21
  Dollar Cost Averaging ...................................................   22
  Rebalancing .............................................................   22
  Asset Allocation Program ................................................   22
  Sweeps ..................................................................   22
  Withdrawals .............................................................   22
  Suspension of Payments ..................................................   23
  Restrictions Under Optional Retirement Programs .........................   23
  Restrictions Under Section 403(b) Plans .................................   23
  Systematic Withdrawal Plan ..............................................   24
  Loans ...................................................................   24
CHARGES AND DEDUCTIONS ....................................................   24
  Withdrawal Charge .......................................................   24
  Administrative Charges ..................................................   25
  Mortality and Expense Risk Charge .......................................   26
  Reduction or Elimination of Contract Charges ............................   26
  Premium Taxes ...........................................................   26
  Fund Expenses ...........................................................   26
  Other Charges ...........................................................   26
DEATH BENEFIT BEFORE MATURITY DATE ........................................   26
OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN
(FOR GROUP CONTRACTS ONLY) ................................................   27
THE ANNUITY PERIOD--SETTLEMENT PROVISIONS .................................   27
Annuity Options ...........................................................   28
Transfers After Maturity Date .............................................   29
Death On or After Maturity Date ...........................................   29

================================================================================

TABLE OF CONTENTS CONT'D
                                                                            PAGE
OTHER CONTRACT PROVISIONS .................................................   29
  Ten-Day Right to Review .................................................   29
  Ownership ...............................................................   29
  Modification ............................................................   30
FEDERAL TAX STATUS ........................................................   30
  Annuity Contracts in General ............................................   30
  Qualified and Non-Qualified Contracts ...................................   30
  Withdrawals--Non-Qualified Contracts ....................................   30
  Withdrawals--Qualified Contracts ........................................   31
  Withdrawals--Tax-Sheltered Annuities ....................................   31
  Taxation of Death Benefits ..............................................   31
  Diversification .........................................................   32
  Investor Control ........................................................   32
INTERNAL APPEALS PROCEDURES ...............................................   32
GENERAL MATTERS ...........................................................   32
  Performance Information .................................................   32
  Distribution of Contracts ...............................................   33
  Legal Proceedings .......................................................   33
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ..............   34
APPENDIX A--Condensed Financial Information ...............................   35
APPENDIX B--More Information About the Funds ..............................   40

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

DEFINITIONS

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the Variable Account value of your Contract before the Maturity Date.

     ANNUITANT: The person upon whose life the Contract is issued.

     ANNUITY PAYMENTS: A series of income payments under an annuity option.

     CONTRACT OWNER: The person(s) (including Co-Owners) or entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" in this prospectus.

     CONTRACT VALUE: The total value of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

     FUND: The underlying mutual funds (or portfolios of a mutual fund) which the sub-accounts of the Variable Account invest in.

     INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option before the Maturity Date.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     MATURITY DATE: The date on which annuity payments begin.

     PURCHASE PAYMENTS: The money you invest in the Contract.

     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

     VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account E. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into sub-accounts.

SUMMARY

     THE CONTRACTS: The Contracts described in this prospectus are individual and group flexible premium variable deferred annuity contracts. The Contracts provide a way for you to invest on a tax-deferred basis in the sub-accounts of Conseco Variable Annuity Account E ("Variable Account") and the Fixed Account. The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contracts.

     RETIREMENT PLANS: The Contracts may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation plans. See "Federal Tax Status."

     PURCHASE PAYMENTS: The Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like before the Maturity Date. For TSAs, the minimum initial Purchase Payment and the amount of each subsequent Purchase Payment is $50 per month. For IRAs, the minimum initial Purchase Payment is $2,000 and the minimum amount of each additional Purchase Payment is $50. For non-qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum amount of each additional Purchase Payment is $2,000 (or $200 each month). If your Purchase Payment is more than $2,000,000, it requires our prior approval.

     INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.

================================================================================

     The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

     TRANSFERS: Prior to the Maturity Date, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account without charge. Under certain circumstances, you may also transfer amounts from the Fixed Account to the Variable Account Investment Options. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. After the Maturity Date, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity.

     WITHDRAWALS: You may make withdrawals from your Contract before the earlier of the Maturity Date or the death of the Annuitant. We may impose a withdrawal charge and an administrative charge when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

     LOANS: Under certain circumstances, you may make loans from your Contract.

     DEATH BENEFIT: Generally, if the Annuitant or Contract Owner dies before the Maturity Date, we will pay a death benefit to your beneficiary.

     ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin on the Maturity Date. You can select the Maturity Date, the frequency of the payments and the annuity option.

     TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment or whatever amount is required in your state.

     TAXES: Your earnings are not taxed until you take them out. If you take money out before the Maturity Date, earnings come out first and are taxed as income. If you are younger than age 591/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The Contract provides that if the Annuitant dies before the Maturity Date, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is age 591/2 or one of the other exceptions to the penalty applies.

     For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) when:

     (i)  you attain age 591/2;

    (ii)  you separate from service;

   (iii)  you die;

    (iv)  you become disabled;

     (v)  made in the case of hardship; or

    (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results.

     Payments after the Maturity Date are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

     o Each year Conseco Variable deducts a $30 Annual Administrative Fee from your Contract (this charge is waived if your Individual Account value is $25,000 or more).

     o Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. Conseco Variable also deducts an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.

     o If you take money out of the Contract, Conseco Variable may assess a withdrawal charge which ranges from 0% to 9%.

     o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

     o As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.23%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
FEE TABLE
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES (a)
  Sales Charge Imposed on Purchases........................................ None
  Exchange Fee ............................................................ None
  Surrender Fee............................................................ None

WITHDRAWAL CHARGE (as a percentage of purchase payments) (b)
           First and Second Year ...........................................  9%
           Third Year ......................................................  8%
           Fourth Year .....................................................  7%
           Fifth Year ......................................................  5%
           Sixth Year ......................................................  3%
           Seventh Year or More ............................................  0%

           The above withdrawal charges are reduced by a charge factor for issue ages above age 52

ANNUAL ADMINISTRATIVE FEE (b) .............................................. $30

VARIABLE ACCOUNT ANNUAL EXPENSES
           (as a percentage of average account value)
           Mortality and Expense Risk Fees .....................  1.25%
           Administrative Charge ...............................  0.15%
                                                                  ----
TOTAL ANNUAL EXPENSES OF THE
  VARIABLE ACCOUNT (b) .........................................  1.40%

--------------------------------------------------------------------------------

(a) Premium taxes are not shown. We will deduct for any premium tax due when you make a Purchase Payment or from Individual Account values at the Maturity Date or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(b) Conseco Variable may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.

================================================================================

ANNUAL FUND EXPENSES:
(as a percentage of the average daily net assets of a portfolio)

                                                                                                                  TOTAL ANNUAL
                                                                                                OTHER EXPENSES      PORTFOLIO
                                                                                                (AFTER EXPENSE      EXPENSES
                                                                                                REIMBURSEMENT,   (AFTER EXPENSE
                                                                                                    IF ANY,      REIMBURSEMENT,
                                                                      MANAGEMENT       12B-1     FOR CERTAIN        IF ANY, FOR
                                                                         FEES           FEES      PORTFOLIOS)    CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
------------------------------------------------------------------------------------------------------------------------------------
Conseco 20 Focus Portfolio .......................................       0.80%          0.25%        0.10%            1.15%
Equity Portfolio .................................................       0.79%          0.25%        0.06%            1.10%
Balanced Portfolio ...............................................       0.77%          0.25%        0.08%            1.10%
High Yield Portfolio .............................................       0.80%          0.25%        0.10%            1.15%
Fixed Income Portfolio ...........................................       0.63%          0.25%        0.07%            0.95%
Government Securities Portfolio ..................................       0.64%          0.25%        0.06%            0.95%
Money Market Portfolio ...........................................       0.39%            --         0.06%            0.45%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio ..................................       0.75%            --         0.04%            0.79%
Alger American Leveraged AllCap Portfolio ........................       0.85%            --         0.05%            0.90%
Alger American Mid Cap Growth Portfolio ..........................       0.80%            --         0.04%            0.84%
Alger American Small Capitalization Portfolio ....................       0.85%            --         0.05%            0.90%
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
------------------------------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund ..........................................       0.70%            --         0.00%            0.70%
VP International Fund ............................................       1.23%            --         0.00%            1.23%
VP Value Fund ....................................................       1.00%            --         0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST (5)
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT--Growth Fund ..........................................       0.75%            --         0.25%            1.00%
Berger IPT--Large Cap Growth  Fund ...............................       0.75%            --         0.15%            0.90%
Berger IPT--Small Company Growth Fund ............................       0.85%            --         0.13%            0.98%
Berger IPT--New Generation Fund ..................................       0.85%            --         0.30%            1.15%
Berger IPT--International Fund ...................................       0.85%            --         0.35%            1.20%
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial shares) (6)  0.75%            --         0.03%            0.78%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (Initial shares) ( 6) ...................       0.25%            --         0.01%            0.26%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (Initial shares) (6)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Disciplined Stock Portfolio ..........................       0.75%            --         0.06%            0.81%
Dreyfus VIF International Value Portfolio ........................       1.00%            --         0.39%            1.39%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (7)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II ...............................       0.60%            --         0.19%            0.79%
Federated International Equity Fund II ...........................       0.54%            --         0.71%            1.25%
Federated Utility Fund II ........................................       0.75%            --         0.19%            0.94%
Federated International Small Company Fund II ....................       0.15%            --         1.35%            1.50%
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS (8)
------------------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth  Portfolio .......................       0.70%          0.25%        0.10%            1.05%
First American Mid Cap Growth  Portfolio .........................       0.70%          0.25%        0.20%            1.15%
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--High Yield Fund .....................................       0.60%            --         0.47%            1.07%
INVESCO VIF--Equity Income Fund ..................................       0.75%            --         0.42%            1.17%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

                                                                                                                  TOTAL ANNUAL
                                                                                                OTHER EXPENSES      PORTFOLIO
                                                                                                (AFTER EXPENSE      EXPENSES
                                                                                                REIMBURSEMENT,   (AFTER EXPENSE
                                                                                                    IF ANY,      REIMBURSEMENT,
                                                                      MANAGEMENT       12B-1     FOR CERTAIN        IF ANY, FOR
                                                                         FEES           FEES      PORTFOLIOS)    CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--Financial Services Fund .............................       0.75%            --         0.34%            1.09%
INVESCO VIF--Health Sciences Fund ................................       0.75%            --         0.32%            1.07%
INVESCO VIF--Real Estate Opportunity Fund ........................       0.90%            --         0.83%            1.73%
INVESCO VIF--Technology Fund .....................................       0.72%            --         0.30%            1.02%
INVESCO VIF--Telecommunications Fund .............................       0.75%            --         0.31%            1.06%
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio ......................................       0.65%            --         0.01%            0.66%
Growth Portfolio .................................................       0.65%            --         0.02%            0.67%
Worldwide Growth Portfolio .......................................       0.65%            --         0.04%            0.69%
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (11)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity Portfolio ...............................       0.75%          0.25%        0.25%            1.25%
Lazard Retirement Small Cap Portfolio ............................       0.75%          0.25%        0.25%            1.25%
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio ......................................       0.50%            --         0.37%            0.87%
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio ......................................       0.70%            --         0.44%            1.14%
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio ..................................       0.65%            --         0.11%            0.76%
Partners Portfolio ...............................................       0.82%            --         0.10%            0.92%
Midcap Growth Portfolio ..........................................       0.84%            --         0.14%            0.98%
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio .......................................       0.65%          0.25%        0.03%            0.93%
Pioneer Equity-Income VCT Portfolio ..............................       0.65%          0.25%        0.06%            0.96%
Pioneer Europe VCT Portfolio (12) ................................       0.95%          0.25%        0.50%            1.70%
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
OTC Fund .........................................................       0.75%            --         0.71%            1.46%
Nova Fund ........................................................       0.75%            --         0.67%            1.42%
U.S. Government Money Market Fund ................................       0.50%            --         0.64%            1.14%
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC. (13)
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio (Class 2) ......       0.75%          0.25%        0.12%            1.12%
Seligman Global Technology Portfolio (Class 2) ...................       1.00%          0.15%        0.40%            1.55%
------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC. (14)
------------------------------------------------------------------------------------------------------------------------------------
Opportunity Fund II ..............................................       1.00%            --         0.11%            1.11%
------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC. (15)
------------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II ....................................       1.00%            --         0.15%            1.15%
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (16)
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Bond Fund ..............................................       1.00%            --         0.15%            1.15%
Worldwide Emerging Markets Fund ..................................       1.00%            --         0.26%            1.26%
Worldwide Hard Assets Fund .......................................       1.00%            --         0.14%            1.14%
Worldwide Real Estate Fund .......................................       1.00%            --         0.45%            1.45%

================================================================================

EXPLANATION OF FEE TABLE:

     The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

     Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II, is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (15) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

EXAMPLES:

     o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

     o The Contracts are designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

================================================================================

EXAMPLES:

     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed:

     EXAMPLE A--Assuming surrender at the end of the periods shown:

                                                                                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ................................................      $112.10       $154.61       $186.25       $300.70
Equity Portfolio ..........................................................      $111.60       $153.11       $183.76       $295.83
Balanced Portfolio ........................................................      $111.60       $153.11       $183.76       $295.83
High Yield Portfolio ......................................................      $112.10       $154.61       $186.25       $300.70
Fixed Income Portfolio ....................................................      $110.10       $148.58       $176.25       $281.08
Government Portfolio ......................................................      $110.10       $148.58       $176.25       $281.08
Money Market Portfolio ....................................................      $105.10       $133.38       $150.90       $230.32

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ...........................................      $108.50       $143.73       $168.20       $265.10
Alger American Leveraged Allcap Portfolio .................................      $109.60       $147.07       $173.74       $276.11
Alger American Midcap Growth Portfolio ....................................      $109.00       $145.25       $170.72       $270.12
Alger American Small Capitalization Portfolio .............................      $109.60       $147.07       $173.74       $276.11

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
Growth And Income Portfolio ...............................................      $107.60       $141.00       $163.64       $256.00
International Fund ........................................................      $112.90       $157.02       $190.23       $308.45
Value Fund ................................................................      $110.60       $150.09       $178.76       $286.02

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ...................................................      $110.60       $150.09       $178.76       $286.02
Berger IPT--Large Cap Growth Fund .........................................      $109.60       $147.07       $173.74       $276.11
Berger IPT--Small Company Growth Fund .....................................      $110.40       $149.48       $177.76       $284.04
Berger IPT--New Generation Fund ...........................................      $112.60       $156.12       $188.74       $305.55
Berger IPT--International Fund ............................................      $112.60       $156.12       $188.74       $305.55

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) .......      $108.40       $143.43       $167.69       $264.09

DREYFUS STOCK INDEX FUND (Initial Shares) .................................      $103.20       $127.57       $141.13       $210.38

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock Portfolio ..................................      $108.70       $144.34       $169.21       $267.11
Dreyfus VIF--International Value Portfolio ................................      $114.50       $161.82       $198.14       $323.76

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ........................................      $108.50       $143.73       $168.20       $265.10
Federated International Equity Fund II ....................................      $113.40       $158.52       $192.70       $313.26
Federated Utility Fund II .................................................      $110.00       $148.28       $175.75       $280.08
Federated International Small Company Fund II .............................      $115.60       $165.12       $203.55       $334.14

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ...................................      $110.10       $148.58       $176.25       $281.08
First American Large Cap Growth Portfolio .................................      $112.10       $154.61       $186.25       $300.70

INVESCO VARIABLE INVESTMENT FUNDS, INC
INVESCO VIF--High Yield ...................................................      $111.30       $152.20       $182.26       $292.90
INVESCO VIF--Equity Income ................................................      $112.30       $155.22       $187.25       $302.64
INVESCO VIF--Financial Services Fund ......................................      $111.50       $152.81       $183.26       $294.85
INVESCO VIF--Health Sciences Fund .........................................      $111.30       $152.20       $182.26       $292.90
INVESCO VIF--Real Estate Opportunity Fund .................................      $117.90       $171.98       $214.78       $355.51
INVESCO VIF--Technology Fund ..............................................      $110.80       $150.69       $179.76       $287.99
INVESCO VIF--Telecommunications Fund ......................................      $111.20       $151.90       $181.76       $291.92

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

                                                                                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
Aggressive Growth Portfolio ...............................................      $107.20       $139.78       $161.61       $251.93
Growth Portfolio ..........................................................      $107.30       $140.09       $162.12       $252.95
Worldwide Growth Portfolio ................................................      $107.50       $140.69       $163.13       $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ........................................      $113.10       $157.62       $191.22       $310.37
Lazard Retirement Small Cap Portfolio .....................................      $113.10       $157.62       $191.22       $310.37

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ...............................................      $109.30       $146.16       $172.23       $273.12

MITCHELL HUTCHINS SERIES TRUST
Growth and Income .........................................................      $112.00       $154.31       $185.75       $299.73

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond .....................................................      $108.20       $142.82       $166.68       $262.08
Partners Fund .............................................................      $109.80       $147.67       $174.75       $278.10
Midcap Growth Portfolio ...................................................      $110.40       $149.48       $177.76       $284.04

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio ................................................      $109.90       $147.97       $175.25       $279.09
Pioneer Equity-Income VCT Portfolio .......................................      $110.20       $148.88       $176.75       $282.07
Pioneer Europe VCT Portfolio ..............................................      $117.60       $171.09       $213.32       $352.75

RYDEX VARIABLE TRUST
OTC Fund ..................................................................      $115.20       $163.92       $201.58       $330.38
Nova Fund .................................................................      $114.80       $162.72       $199.62       $326.60
U.S. Government Money Market Fund .........................................      $112.00       $154.31       $185.75       $299.73

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications and Information Portfolio (Class 2) ..............      $111.80       $153.71       $184.76       $297.78
Seligman--Global Technology Portfolio (Class 2) ...........................      $116.10       $166.61       $206.00       $338.83

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ................................................      $111.70       $153.41       $184.26       $296.81

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II .............................................      $112.10       $154.61       $186.25       $300.70

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .......................................................      $112.80       $156.72       $189.73       $307.48
Worldwide Emerging Markets Fund ...........................................      $116.00       $166.31       $205.51       $337.89
Worldwide Hard Assets Fund ................................................      $113.20       $157.92       $191.71       $311.34
Worldwide Real Estate Fund ................................................      $132.90       $215.95       $285.46       $483.55

     ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 16.0 BASIS POINT ANNUAL ASSET CHARGE.

     EXAMPLE B--Assuming annuitization at end of the periods shown: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                                                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ................................................      $112.10       $154.61       $141.85       $300.70
Equity Portfolio ..........................................................      $111.60       $153.11       $139.37       $295.83
Balanced Portfolio ........................................................      $111.60       $153.11       $139.37       $295.83
High Yield Portfolio ......................................................      $112.10       $154.61       $141.85       $300.70
Fixed Income Portfolio ....................................................      $110.10       $148.58       $131.91       $281.08
Government Portfolio ......................................................      $110.10       $148.58       $131.91       $281.08
Money Market Portfolio ....................................................      $105.10       $133.38       $106.69       $230.32

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ...........................................      $108.50       $143.73       $123.89       $265.10
Alger American Leveraged Allcap Portfolio .................................      $109.60       $147.07       $129.41       $276.11
Alger American Midcap Growth Portfolio ....................................      $109.00       $145.25       $126.40       $270.12
Alger American Small Capitalization Portfolio .............................      $109.60       $147.07       $129.41       $276.11

================================================================================

                                                                                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Growth And Income Portfolio ...............................................      $107.60       $141.00       $119.36       $256.00
International Fund ........................................................      $112.90       $157.02       $145.80       $308.45
Value Fund ................................................................      $110.60       $150.09       $134.40       $286.02

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ...................................................      $110.60       $150.09       $134.40       $286.02
Berger IPT--Large Cap Growth Fund .........................................      $109.60       $147.07       $129.41       $276.11
Berger IPT--Small Company Growth Fund .....................................      $110.40       $149.48       $133.40       $284.04
Berger IPT--New Generation Fund ...........................................      $112.60       $156.12       $144.32       $305.55
Berger IPT--International Fund ............................................      $112.60       $156.12       $144.32       $305.55

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) ...........      $108.40       $143.43       $123.39       $264.09

DREYFUS STOCK INDEX FUND (Initial Shares) .................................      $103.20       $127.57       $96.97        $210.38

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock Portfolio ..................................      $108.70       $144.34       $124.90       $267.11
Dreyfus VIF--International Value Portfolio ................................      $114.50       $161.82       $153.67       $323.76

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ........................................      $108.50       $143.73       $123.89       $265.10
Federated International Equity Fund II ....................................      $113.40       $158.52       $148.27       $313.26
Federated Utility Fund II .................................................      $110.00       $148.28       $131.41       $280.08
Federated International Small Company Fund II .............................      $115.60       $165.12       $159.05       $334.14

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ...................................      $110.10       $148.58       $131.91       $281.08
First American Large Cap Growth Portfolio .................................      $112.10       $154.61       $141.85       $300.70

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield ...................................................      $111.30       $152.20       $137.88       $292.90
INVESCO VIF--Equity Income ................................................      $112.30       $155.22       $142.84       $302.64
INVESCO VIF--Financial Services Fund ......................................      $111.50       $152.81       $138.88       $294.85
INVESCO VIF--Health Sciences Fund .........................................      $111.30       $152.20       $137.88       $292.90
INVESCO VIF--Real Estate Opportunity Fund .................................      $117.90       $171.98       $170.22       $355.51
INVESCO VIF--Technology Fund ..............................................      $110.80       $150.69       $135.40       $287.99
INVESCO VIF--Telecommunications Fund ......................................      $111.20       $151.90       $137.39       $291.92

JANUS ASPEN SERIES
Aggressive Growth Portfolio ...............................................      $107.20       $139.78       $117.35       $251.93
Growth Portfolio ..........................................................      $107.30       $140.09       $117.85       $252.95
Worldwide Growth Portfolio ................................................      $107.50       $140.69       $118.86       $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ........................................      $113.10       $157.62       $146.79       $310.37
Lazard Retirement Small Cap Portfolio .....................................      $113.10       $157.62       $146.79       $310.37

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ...............................................      $109.30       $146.16       $127.91       $273.12

MITCHELL HUTCHINS SERIES TRUST
Growth and Income .........................................................      $112.00       $154.31       $141.35       $299.73

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond .....................................................      $108.20       $142.82       $122.39       $262.08
Partners Fund .............................................................      $109.80       $147.67       $130.41       $278.10
Midcap Growth Portfolio ...................................................      $110.40       $149.48       $133.40       $284.04

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio ................................................      $109.90       $147.97       $130.91       $279.09
Pioneer Equity-Income VCT Portfolio .......................................      $110.20       $148.88       $132.41       $282.07
Pioneer Europe VCT Portfolio ..............................................      $117.60       $171.09       $168.77       $352.75

RYDEX VARIABLE TRUST
OTC Fund ..................................................................      $115.20       $163.92       $157.10       $330.38
Nova Fund .................................................................      $114.80       $162.72       $155.14       $326.60
U.S. Government Money Market Fund .........................................      $112.00       $154.31       $141.35       $299.73

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

                                                                                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Portfolio (Class 2) ..............      $111.80       $153.71       $140.36       $297.78
Seligman--Global Technology Portfolio (Class 2) ...........................      $116.10       $166.61       $161.49       $338.83

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ................................................      $111.70       $153.41       $139.87       $296.81

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II .............................................      $112.10       $154.61       $141.85       $300.70

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .......................................................      $112.80       $156.72       $145.31       $307.48
Worldwide Emerging Markets Fund ...........................................      $116.00       $166.31       $161.00       $337.89
Worldwide Hard Assets Fund ................................................      $113.20       $157.92       $147.28       $311.34
Worldwide Real Estate Fund ................................................      $132.90       $215.95       $240.51       $483.55

     ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 16.0 BASIS POINT ANNUAL ASSET CHARGE.

     EXAMPLE C--Assuming the contract stays in force through the periods shown:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                                                1 YEAR        3 YEARS      5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio ................................................     $27.10        $83.18        $141.85       $300.70
Equity Portfolio ..........................................................     $26.60        $81.68        $139.37       $295.83
Balanced Portfolio ........................................................     $26.60        $81.68        $139.37       $295.83
High Yield Portfolio ......................................................     $27.10        $83.18        $141.85       $300.70
Fixed Income Portfolio ....................................................     $25.10        $77.19        $131.91       $281.08
Government Portfolio ......................................................     $25.10        $77.19        $131.91       $281.08
Money Market Portfolio ....................................................     $20.10        $62.12        $106.69       $230.32

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ...........................................     $23.50        $72.38        $123.89       $265.10
Alger American Leveraged Allcap Portfolio .................................     $24.60        $75.69        $129.41       $276.11
Alger American Midcap Growth Portfolio ....................................     $24.00        $73.89        $126.40       $270.12
Alger American Small Capitalization Portfolio .............................     $24.60        $75.69        $129.41       $276.11

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Growth And Income Portfolio ...............................................     $22.60        $69.67        $119.36       $256.00
International Fund ........................................................     $27.90        $85.56        $145.80       $308.45
Value Fund ................................................................     $25.60        $78.69        $134.40       $286.02

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ...................................................     $25.60        $78.69        $134.40       $286.02
Berger IPT--Large Cap Growth Fund .........................................     $24.60        $75.69        $129.41       $276.11
Berger IPT--Small Company Growth Fund .....................................     $25.40        $78.09        $133.40       $284.04
Berger IPT--New Generation Fund ...........................................     $27.60        $84.67        $144.32       $305.55
Berger IPT--International Fund ............................................     $27.60        $84.67        $144.32       $305.55

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) .......     $23.40        $72.08        $123.39       $264.09

DREYFUS STOCK INDEX FUND (Initial Shares) .................................     $18.20        $56.35        $96.97        $210.38

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock Portfolio ..................................     $23.70        $72.99        $124.90       $267.11
Dreyfus VIF--International Value Portfolio ................................     $29.50        $90.33        $153.67       $323.76

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ........................................     $23.50        $72.38        $123.89       $265.10
Federated International Equity Fund II ....................................     $28.40        $87.05        $148.27       $313.26
Federated Utility Fund II .................................................     $25.00        $76.89        $131.41       $280.08
Federated International Small Company Fund II .............................     $30.60        $93.59        $159.05       $334.14

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ...................................     $25.10        $77.19        $131.91       $281.08
First American Large Cap Growth Portfolio .................................     $27.10        $83.18        $141.85       $300.70

================================================================================

                                                                                1 YEAR        3 YEARS      5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield ...................................................     $26.30        $80.78        $137.88       $292.90
INVESCO VIF--Equity Income ................................................     $27.30        $83.77        $142.84       $302.64
INVESCO VIF--Financial Services Fund ......................................     $26.50        $81.38        $138.88       $294.85
INVESCO VIF--Health Sciences Fund .........................................     $26.30        $80.78        $137.88       $292.90
INVESCO VIF--Real Estate Opportunity Fund .................................     $32.90        $100.40       $170.22       $355.51
INVESCO VIF--Technology Fund ..............................................     $25.80        $79.29        $135.40       $287.99
INVESCO VIF--Telecommunications Fund ......................................     $26.20        $80.49        $137.39       $291.92

JANUS ASPEN SERIES
Aggressive Growth Portfolio ...............................................     $22.20        $68.47        $117.35       $251.93
Growth Portfolio ..........................................................     $22.30        $68.77        $117.85       $252.95
Worldwide Growth Portfolio ................................................     $22.50        $69.37        $118.86       $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ........................................     $28.10        $86.16        $146.79       $310.37
Lazard Retirement Small Cap Portfolio .....................................     $28.10        $86.16        $146.79       $310.37

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ...............................................     $24.30        $74.79        $127.91       $273.12

MITCHELL HUTCHINS SERIES TRUST
Growth And Income .........................................................     $27.00        $82.88        $141.35       $299.73

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond .....................................................     $23.20        $71.48        $122.39       $262.08
Partners Fund .............................................................     $24.80        $76.29        $130.41       $278.10
Midcap Growth Portfolio ...................................................     $25.40        $78.09        $133.40       $284.04

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio ................................................     $24.90        $76.59        $130.91       $279.09
Pioneer Equity-Income VCT Portfolio .......................................     $25.20        $77.49        $132.41       $282.07
Pioneer Europe VCT Portfolio ..............................................     $32.60        $99.51        $168.77       $352.75

RYDEX VARIABLE TRUST
OTC Fund ..................................................................     $30.20        $92.41        $157.10       $330.38
Nova Fund .................................................................     $29.80        $91.22        $155.14       $326.60
U.S. Government Money Market Fund .........................................     $27.00        $82.88        $141.35       $299.73

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Portfolio (Class 2) ..............     $26.80        $82.28        $140.36       $297.78
Seligman--Global Technology Portfolio (Class 2) ...........................     $31.10        $95.07        $161.49       $338.83

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ................................................     $26.70        $81.98        $139.87       $296.81

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II .............................................     $27.10        $83.18        $141.85       $300.70

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .......................................................     $27.80        $85.27        $145.31       $307.48
Worldwide Emerging Markets Fund ...........................................     $31.00        $94.78        $161.00       $337.89
Worldwide Hard Assets Fund ................................................     $28.20        $86.46        $147.28       $311.34
Worldwide Real Estate Fund ................................................     $47.90        $144.00       $240.51       $483.55

     ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 16.0 BASIS POINT ANNUAL ASSET CHARGE.


  o Please remember that the examples above should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

  o This Contract is designed for retirement planning. Surrenders prior to the Maturity Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.

  o The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under such a Contract. THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS


CONSECO VARIABLE

     Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES

     You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this prospectus.

FINANCIAL STATEMENTS

     The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

     Conseco Variable has established Conseco Variable Annuity Account E (the Variable Account) to hold the assets that underlie the Contracts. Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Conseco Variable adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts, are not available to be used to pay liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

     The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds. We reserve the right to add other sub- accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by us or by one of our affiliates. If the shares of any Fund should become unavailable for investment by the Variable Account or if in our judgment further investment in a portfolio should become inappropriate in view of the purpose of the Contract, we may add or substitute shares of another Fund. We will not eliminate any existing sub-accounts or combine sub-accounts or substitute Funds without any required prior approval of the SEC.

INVESTMENT OPTIONS

     The Contract currently offers 59 Variable Account Investment Options which invest in the Funds listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

     YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL BE SENT TO YOU WITH YOUR CONTRACT. IF YOU WOULD LIKE A

================================================================================

COPY OF THE FUND PROSPECTUSES, CALL CONSECO VARIABLE AT: (800) 342-6307. SEE APPENDIX B WHICH CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH PORTFOLIO. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

     The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

CONSECO SERIES TRUST
  Managed by Conseco Capital Management, Inc.
  (Conseco Capital Management, Inc. is an affiliate of Conseco Variable)
    Conseco 20 Focus Portfolio
    Equity Portfolio
    Balanced Portfolio
    High Yield Portfolio
    Fixed Income Portfolio
    Government Securities Portfolio
    Money Market Portfolio

THE ALGER AMERICAN FUND
  Managed by Fred Alger Management, Inc.
    Alger American Growth Portfolio
    Alger American Leveraged AllCap Portfolio
    Alger American MidCap Growth Portfolio
    Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Managed by American Century Investment Management, Inc.
    VP Income & Growth Fund
    VP International Fund
    VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
  Managed by Berger LLC (formerly, Berger Associates, Inc.)
    Berger IPT--Growth Fund
      (formerly, Berger IPT--100 Fund)
    Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT--Growth and
    Income Fund)
    Berger IPT--Small Company Growth Fund
    Berger IPT--New Generation Fund
  Managed by BBOI Worldwide LLC
    Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
  Managed by The Dreyfus Corporation
    (NCM Capital Management Group, Inc.--
    sub-investment adviser)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
  Managed by The Dreyfus Corporation (Mellon
  Equity Associates--index fund manager)

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Managed by The Dreyfus Corporation
    Dreyfus VIF--Disciplined Stock Portfolio
    Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
  Managed by Federated Investment Management Company
    Federated High Income Bond Fund II
    Federated Utility Fund II
  Managed by Federated Global Investment Management Corp.
    Federated International Equity Fund II
    Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
  Managed by U.S. Bancorp Piper Jaffray Asset Management
    First American Large Cap Growth Portfolio
    First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  Managed by INVESCO Funds Group, Inc.
    INVESCO VIF--High Yield Fund
    INVESCO VIF--Equity Income Fund
    INVESCO VIF--Financial Services Fund
    INVESCO VIF--Health Sciences Fund
    INVESCO VIF--Real Estate Opportunity Fund
    INVESCO VIF--Technology Fund
    INVESCO VIF--Telecommunications Fund

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

JANUS ASPEN SERIES
  Managed by Janus Capital Corporation
    Aggressive Growth Portfolio
    Growth Portfolio
    Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
  Managed by Lazard Asset Management, a
  division of Lazard Freres &Co., LLC,
  a New York limited liability company
    Lazard Retirement Equity Portfolio
    Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
  Managed by Lord Abbett & Co.
    Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
  Managed by Brinson Advisors, Inc.
  (formerly Mitchell Hutchins Asset Management Inc.)
  Sub-advised by Alliance Capital Management L.P.
    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Managed by Neuberger Berman
  Management Inc.
    Limited Maturity Bond Portfolio
    Partners Portfolio
    Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
  Managed by Pioneer Investment Management, Inc.
    Pioneer Fund VCT Portfolio
    Pioneer Equity-Income VCT Portfolio
    Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
  Managed by Rydex Global Advisors
    OTC Fund
    Nova Fund
    U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
  Managed by J. & W. Seligman & Co. Incorporated
    Seligman Communications and Information
      Portfolio (Class 2)
    Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
  Advised by Strong Capital Management, Inc.
    Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
  Advised by Strong Capital Management, Inc.
    Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
  Managed by Van Eck Associates Corporation
    Worldwide Bond Fund
    Worldwide Emerging Markets Fund
    Worldwide Hard Assets Fund
    Worldwide Real Estate Fund


     Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

     Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS

     Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT

     The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Val-

================================================================================

ues between the Fixed and Variable Accounts, but the transfers are subject to the following:

     1. You may transfer Contract Values between the Variable Account and the Fixed Account once in any 30-day period;

     2. Transfers from the Fixed Account to the Variable Account may not exceed 20% of the Fixed Account value in any six-month period;

     3. You may not make transfers from the Fixed Account once Annuity Payments begin.

     The Administrative Charge and the Mortality and Expense Risk Charge do not apply to values allocated to the Fixed Account.

     If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS

     The Contract, like all deferred annuity contracts, has two phases: the accumulation period and the annuity period. When you are making Purchase Payments to the Contract, it is called the accumulation period. During the accumulation period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. On the Maturity Date, you will begin receiving Annuity Payments from your Contract. When you are receiving Annuity Payments from the Contract, it is called the annuity period.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

     You can make Purchase Payments to Conseco Variable at its Administrative Office. You can make Purchase Payments at any time before the Maturity Date. Conseco Variable reserves the right to refuse any Purchase Payment. The Purchase Payment requirements are as follows:

     o For TSAs, the minimum initial and subsequent Purchase Payment is $50 per month.

     o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50.

     o For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month).

     o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with our prior approval. Conseco Variable must approve each application. When Conseco Variable accepts your application, it will issue you a Contract and allocate your purchase payment as described below.

     We may, at our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, we will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Federal Tax Status"). ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

     (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

     (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

     (c)  a combination of both.

     Currently, you can allocate Purchase Payments to up to 15 Investment Options at any one time, including the Fixed Account.

     You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

     We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

     Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

     1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

     2. subtracting the daily amount of the Mortality and Expense Risk Charge and Administrative Charges.

     The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. THERE IS NO GUARANTEE THAT THE VALUE OF YOUR INDIVIDUAL ACCOUNT WILL EQUAL OR EXCEED THE PURCHASE PAYMENTS YOU HAVE MADE.

     We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS

     Before the Maturity Date, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. The Contract allows Conseco Variable to limit the number of transfers that can be made in a specified time period. You should be aware that transfer limitations may prevent you from making a transfer on the date you desire, with the result that your future Contract Value may be lower than it would have been had the transfer been made on the desired date.

     Conseco Variable's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Conseco Variable has determined that the actions of Contract Owners engaging in significant transfer activity among sub-accounts may cause an adverse effect on the performance of the underlying Fund for the sub-account involved. The movement of sub-account values from one sub-account to another may prevent an underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.

HOW YOU CAN MAKE TRANSFERS

     Conseco Variable is not charging a transfer fee. However, we limit transfers to one every 30 days and to a maximum of 20% of the Fixed Account value per any six-month period from the Fixed Account. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

     You can make transfers by written authorization. Written transfer requests may be made by a person acting for or on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Conseco Variable to accept telephone and/or internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Transfers over the internet may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc.

================================================================================

will be liable for following instructions which it reasonably believes to be genuine.

     Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING

     Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Options regardless of fluctuating price levels of the Investment Options. You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING

     Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers prior to the Maturity Date among the sub-accounts pursuant to your written instructions or over the internet (if available). The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Your contract value must be at least $5,000 to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.

ASSET ALLOCATION PROGRAM

     Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract before the Maturity Date.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 591/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEPS

     Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into the sub-accounts on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS

     Prior to the earlier of the Maturity Date or the death of the Annuitant, you may withdraw all or a portion of the Contract Value upon written request. You must complete all the necessary infor-

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

mation and send it to Conseco Variable's Administrative Office. For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

TOTAL WITHDRAWALS

     If you make a total withdrawal, we will pay the Contract Value as of the date we receive your request at our Administrative Office, less:

     o  the $30 Annual Administrative Fee,

     o any outstanding loans (plus the pro rata interest accrued), and o any applicable Withdrawal Charge. If you make a total withdrawal, we will cancel the Contract.

PARTIAL WITHDRAWALS

     If you make a partial withdrawal, we will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option and/or reduce the value of the Fixed Account of the Individual Account necessary to equal the amount you withdraw from each Investment Option plus any applicable Withdrawal Charge deducted from such Investment Option. You can make certain withdrawals free of Withdrawal Charges, see "Charges and Deductions."

     When you make a partial withdrawal, you must specify the Investment Options from which the withdrawal is to be made. You may not request an amount from an Investment Option that exceeds the value of that Investment Option less any applicable Withdrawal Charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the partial withdrawal from the Fixed Account until it is exhausted and then from the sub-accounts. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from all the Variable Account Investment Options. Any partial withdrawal must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable Withdrawal Charge would reduce the Contract Value to less than $500, we reserve the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

     WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

     We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of receipt of the request. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

     (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

     If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

     (1) termination of employment in all public institutions of higher education as defined by applicable law,

     (2)  retirement, or

     (3)  death.

     Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

     If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

     (1)  when you reach age 591/2;

     (2)  when you leave your job;

     (3)  when you die;
                                                                              23
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     (4)  if you become disabled (as that term is defined in the Code);

     (5)  made in the case of hardship; or

     (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results.

     The limitations on withdrawals became effective on January 1, 1989, and apply only to:

     o  salary reduction contributions made after December 31, 1988;

     o income attributable to such contributions; and o income attributable to amounts held as of December 31, 1988.

     The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

     Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount or percentage from specified Investment Options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis.

     SWP WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

     Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

     The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Variable Account Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

     Conseco Variable does not make a deduction for sales expenses when you make a Purchase Payment. However, Conseco Variable may assess a Withdrawal Charge against the Purchase Payments when you withdraw them. The amount of the Withdrawal Charge, if applicable, will affect the amount we will pay to you.

     If you make a withdrawal from the Contract before the Maturity Date, a Withdrawal Charge (a deferred sales charge) may be assessed against Purchase Payments that have been in the Contract less than six complete Contract Years. We never assess a charge for Purchase Payments that have been in the Contract for more than six complete Contract Years. The length of time from when we receive your Purchase Payment to the time you make a withdrawal will determine the Withdrawal Charge. Certain other withdrawals described below under "Free Withdrawal Amount" are not subject to a withdrawal charge.

     The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

                                          CHARGE
YEARS SINCE PAYMENT                     PERCENTAGE
-----------------------------------------------------

1 ...............................................  9%
2 ...............................................  9%
3 ...............................................  8%
4 ...............................................  7%
5 ...............................................  5%
6 ...............................................  3%
7 and thereafter ................................  0%

     In addition, the following circumstances further limit or reduce Withdrawal Charges in some states:

     o if you are age 52 or younger when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after the 15th Contract Year and later;

     o if you are 53 to 56 when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after you reach age 67 and later;
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
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   o if you are age 57 or older when we issue your Contract, the Withdrawal
     Charge we assess for withdrawals you make will be multiplied by a factor ranging from .9 to 0 for Contract Years 1-10 and later, respectively.

     FREE WITHDRAWAL AMOUNT: You may make a withdrawal once each Contract year without the Withdrawal Charge described above (a "free withdrawal") in an amount up to the greater of:

     (i) 10% of the Contract Value (as determined on the date we receive your request to make a withdrawal), or

    (ii) the Contract Value divided by the Annuitant's life expectancy based on the Code, or

   (iii) the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years.

     If you make additional withdrawals in excess of the free withdrawal amount in any Contract Year during the period when the Withdrawal Charge applies, the withdrawals will be subject to the appropriate charge as set forth above. From time to time, we may permit you to pre-authorize partial withdrawals subject to certain limitations then in effect.

     On or after the Maturity Date, we may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

     (i)  if the Annuitant dies,

    (ii)  if you die, or

   (iii) if we make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.

     If you make a complete withdrawal of the entire amount in your Individual Account with a certain dollar amount, we will deduct the Withdrawal Charge from the portion of your Individual Account you withdraw and pay the balance to you.

     EXAMPLE: You request a total withdrawal of $2,000 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10% free withdrawal less the 5% Withdrawal Charge and $30 Annual Administrative
Fee).

     If you make a partial withdrawal in which you request to receive a specified amount, the Withdrawal Charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount you requested.

     EXAMPLE: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount you withdraw must be greater than the amount you request by the amount of the Withdrawal Charge. The amount you withdraw is calculated by dividing (a) the amount you requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5% (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGES

     Prior to the Maturity Date, we deduct an Annual Administrative Fee of $30 on each Contract anniversary from the Individual Account value. If you make a complete withdrawal of your Individual Account value prior to the Maturity Date, Conseco Variable will deduct the Annual Administrative Fee from the proceeds it pays. We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.

     We deduct the Annual Administrative Fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of the Variable Account.

     We make a deduction for a daily charge in an amount equal to 0.15%, on an annual basis, of the value of each sub-account of the Variable Account. This charge reimburses Conseco Variable for administrative expenses. We will not deduct this charge from any amount you have allocated to the Fixed Account. The charge will be deducted pro-rata from the Contract Value of each sub-account of the Variable Account.

     Conseco Variable has set this administrative fee at a level that will recover no more than the actual costs it incurs which are associated with administering the Contracts. Conseco Variable does not expect to recover any amount in excess of its accumulated administrative expenses from such fees.

     Even though administrative expenses may increase, Conseco Variable will not increase the amount of the administrative fees.

MORTALITY AND EXPENSE RISK CHARGE

     Conseco Variable assumes two risks under the Contract: the mortality risk and the expense risk. Conseco Variable makes daily deductions from the sub-accounts of the Variable Account equal, on an annual basis, to 1.25% of the value of your assets of the Variable Account for the mortality and expense risks it assumes.

     The mortality risk is Conseco Variable's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity Payments, and that Annuitants will not outlive the amounts accumulated to provide such payment.

     Conseco Variable also assumes the risk that the Withdrawal Charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Conseco Variable's general assets, which may include profits from other sub-account deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, Conseco Variable may realize a gain. We do not assess the Mortality and Expense Risk Charge against the Fixed Account.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

     In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average Purchase Payment and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative charges and Withdrawal Charges.

PREMIUM TAXES

     We may make a deduction for any premium taxes due from Purchase Payments, other values on the Maturity Date, or at such other time as we determine. The current range of premium taxes in jurisdictions where we make the Contracts available is 0%-3.5%.

FUND EXPENSES

     There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

OTHER CHARGES

     Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets. Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFIT BEFORE MATURITY DATE

     If a Contract Owner, Joint Owner or the Annuitant dies prior to the Maturity Date, Conseco Variable will pay the minimum death benefit to the beneficiary. Conseco Variable will pay the minimum death benefit either as a lump sum or under an annuity option as explained below.

     Generally, the distribution of the minimum death benefit must be made within five years after the Contract Owner's or Joint Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules which apply when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies.

     In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply and if the Contract is owned by a non-individual the death of

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to qualified Contracts.

     If a Contract Owner, Joint Owner, or the Annuitant dies prior to age 81 during the first seven Contract Years the minimum death benefit will be equal to the greater of:

     (a) the Contract Value on the date Conseco Variable receives at its Administrative Office due proof of death, or

     (b) the sum of all Purchase Payments made, less any partial withdrawals.

     During any subsequent seven-Contract-Year period, the minimum death benefit will be the greater of:

     (a) the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office; or

     (b) the Contract Value on the last day of the previous seven-Contract-Year period plus any Purchase Payments made and less any subsequent partial withdrawals; or

     (c) the sum of all Purchase Payments paid, less any partial withdrawals. The minimum death benefit will be reduced by any outstanding loans.

     If the Annuitant or Contract Owner dies after reaching the age of 75, the death benefit will be the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office. Death benefits generally will be paid within seven days of the date Conseco Variable receives due proof of death at its Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN
(FOR GROUP CONTRACTS ONLY)

     If you terminate your participation in a Plan before the Maturity Date, you will have the following options:

     (a) leave the Individual Account in force under the Contract, and the sub-account will continue to participate in the investment results of the Investment Option(s) you select. On the Maturity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the options described below. This option will automatically apply, unless you file a written election of another option.

     (b) apply the Individual Account to provide Annuity Payments which begin immediately.

     (c) convert the Individual Account to an individual variable annuity contract of the type we are then offering.

     (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

THE ANNUITY PERIOD--SETTLEMENT PROVISIONS

     You select a Maturity Date and an annuity option. You may select the Maturity Date at any time, subject to state requirements.

     The annuity option may be on a fixed basis (which means that payments come from the Fixed Account) or a variable basis (which means that payments come from the sub-accounts of the Variable Account), or a combination of both. If you do not select an Annuity Option, we will make payments under a lifetime annuity with 120 monthly payments guaranteed. Payments will be made based on the allocations to the Fixed Account and Variable Account on the Maturity Date.

     You may elect to change the annuity option or basis of payment (fixed or variable) with written notice to Conseco Variable at least 30 days before the Maturity Date. Once Annuity Payments begin, you may not make any changes (except you may make transfers under certain circumstances).

     You cannot elect an annuity option which would result in the first monthly Annuity Payment of less than $50 if payments are to be on a fully fixed basis or variable basis, or less than $50 on each basis if a combination of fixed and variable Annuity Payments are elected. If, at any time, Annuity Payments are or become less than $50 per month, Conseco Variable reserves the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $50 each (except that we will make payments at least annually).

     Prior to the Maturity Date, you may terminate your Individual Account and receive its value in a lump sum. Once Annuity Payments begin, you and the Annuitant cannot terminate the annuity benefit and receive a lump sum settlement instead.

                                                                              27
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ANNUITY OPTIONS

     You may select one of the following annuity options:

     FIRST OPTION-LIFETIME ONLY ANNUITY. Under this option, we will make monthly payments during the lifetime of the payee. The payments will cease with the last monthly payment due prior to the death of the payee. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment.

     SECOND OPTION-LIFETIME ANNUITY WITH GUARANTEED PERIOD. Under this option, we will make monthly payments during the lifetime of the payee with the guarantee that if, at the death of the payee, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Conseco Variable will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION-INSTALLMENT REFUND LIFE ANNUITY. Under this option, we will make monthly payments for the installment refund period. This is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

     FOURTH OPTION-FIXED PERIOD ANNUITY. Under this option, we will make monthly payments for the number of years selected. The period may be from 3 through 20. If you elect to receive payments under this option on a variable basis, payments will vary monthly in accordance with the net performance of the sub-accounts of the Variable Account. If the payee dies before we have made the specified number of monthly payments, the present value of the remaining payments will be paid to the designated beneficiary in a lump sum payment.

     To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

     (1) be paid in one sum, or

     (2) be applied to effect a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

     Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Maturity Date. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

     FIFTH OPTION-FIXED AMOUNT ANNUITY. Under this option, we will make payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the value is exhausted, we will pay the remaining value to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

     If you elect this Option on a variable basis, at any time during the payment period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

     PROCEEDS APPLIED TO AN ANNUITY OPTION. You may apply all or part of the Contract Value to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

     (a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any

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                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
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option with payments for a minimum period of five years, with no rights of early withdrawal; or

     (b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or

     (c) the Contract Value less any outstanding loans, Withdrawal Charge and any administrative fee.

     The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

TRANSFERS AFTER MATURITY DATE

     On or after the Maturity Date, you may not make transfers from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

     Conseco Variable reserves the right to modify, terminate or defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH ON OR AFTER MATURITY DATE

     If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

     TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to Conseco Variable's Administrative Office within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Administrative Office. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made (or Contract Value if required by state law).

     OWNERSHIP. You, as the Contract Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named in non-qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.

     The Contract is either a group contract or an individual contract, depending on the state where we issued it. The individual contract is issued directly to the Contract Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

CHANGE OF OWNERSHIP NON-QUALIFIED CONTRACTS:

     In the case of non-qualified Contracts, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary. ASSIGNING A CONTRACT, OR CHANGING THE OWNERSHIP OF A CONTRACT MAY BE A TAXABLE EVENT. Any change of ownership or assignment must be made in writing. Conseco Variable must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written.Conseco Variable assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:

     In the case of qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Except as noted, if you own a qualified Contract, you may not sell, assign, transfer, discount, or

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pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

     MODIFICATION. Conseco Variable may modify the Contract with your approval unless provided otherwise by the Contract. After the Contract has been in force, Conseco Variable may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

     A group Contract will be suspended automatically on the effective date of any modification initiated by Conseco Variable if you fail to accept the modification. Effective with suspension, no new participants may enter the plan but further Purchase Payments may be made on your behalf and on the behalf of other participants then covered by the Contract.

     No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

FEDERAL TAX STATUS

     NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity Contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

     You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

     When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

     If you purchase the Contract under a pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a qualified Contract.

     A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your non- qualified Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

     (1)  paid on or after you reach age 591/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which are allocable to purchase payments made prior to August 14, 1982.

     The Contract provides that upon the death of the Annuitant prior to the Maturity Date, Conseco Variable will pay the death proceeds to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 591/2 years old or one of the other exceptions to the penalty applies.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your Contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from simple IRA's within the first two years of your Contract. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after you reach age 591/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in Code); (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life expectancy of the employee or joint lives or life expectancies of the employee and his or her beneficiaries; (5) paid to you after you have attained age 55 and left your employment; (6) paid for certain allowable medical expenses (as defined in the Code); (7) paid pursuant to a qualified domestic relations order;
(8) paid on account of an IRS levy upon the qualified contract; (9) paid from an IRA for medical insurance (as defined in the Code); (10) paid from an IRA for qualified higher education expenses; or (11) paid from an IRA for up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

     The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

     We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code);
(5) qualifies in case of hardship; (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.

TAXATION OF DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of

================================================================================

death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA(including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

INTERNAL APPEALS PROCEDURES

     The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

     APPEALS OF FINAL DECISION

     o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

     o Your request should contain the reason for the appeal and any supporting evidence or documentation; o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

     o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;

     o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

     DISPUTE RESOLUTION PROCEDURES

     o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration; o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

     o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

     These procedures may not be available in your state.

GENERAL MATTERS

     PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a Withdrawal Charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

     DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

     LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

#

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Independent Accountants
Distribution
Voting Rights
Calculation of Yield Quotations
Calculation of Total Return Quotations
Other Performance Data
Federal Tax Status
Annuity Provisions
Financial Statements


--------------------------------------------------------------------------------
                             (cut along dotted line)

--------------------------------------------------------------------------------
     If you would like a free copy of the Statement of Additional Information (Form #05-8600) dated May 1, 2001 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account E at the following address:

           Name:_________________________________________________________

           Mailing Address:______________________________________________


           ______________________________________________________________
                                     Sincerely,

           ______________________________________________________________
                                    (Signature)
                       Conseco Variable Insurance Company
--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

APPENDIX A--CONDENSED FINANCIAL INFORMATION

   The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                    2000        1999        1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO (C)
Accumulation unit value at beginning
  of period ................................      $2.492      $1.889      $1.294      $1.044      $1.000         N/A         N/A
Accumulation unit value at end of period ...      $2.094      $2.492      $1.889      $1.294      $1.044         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -15.97%      31.89%      46.02%      24.00%       4.35%         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   7,089,444   5,480,301   2,650,328     742,233      73,227         N/A         N/A

LEVERAGED ALLCAP PORTFOLIO (A)
Accumulation unit value at beginning
  of period ................................      $5.016      $2.857      $1.836      $1.555      $1.408      $1.000         N/A
Accumulation unit value at end of period ...      $3.718      $5.016      $2.857      $1.836      $1.555      $1.408         N/A
Percentage change in accumulation
  unit value ...............................     -25.88%      75.59%      55.64%      18.02%      10.47%      40.79%         N/A
Number of accumulation units outstanding
  at end of period .........................   4,217,436   3,739,665   1,757,689   1,279,296     832,794     207,147         N/A

MIDCAP GROWTH PORTFOLIO (C)
Accumulation unit value at beginning
  of period ................................      $1.869      $1.438      $1.119      $0.987      $1.000         N/A         N/A
Accumulation unit value at end of period ...      $2.013      $1.869      $1.438      $1.119      $0.987         N/A         N/A
Percentage change in accumulation
  unit value ...............................       7.69%      30.02%      28.49%      13.41%     -1.33%          N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   3,038,802   1,789,442   1,718,378     679,330      42,736         N/A         N/A

SMALL CAPITALIZATION PORTFOLIO (A)
Accumulation unit value at beginning
  of period ................................      $2.216      $1.567      $1.375      $1.252      $1.219      $1.000         N/A
Accumulation unit value at end of period ...      $1.591      $2.216      $1.567      $1.375      $1.252      $1.219         N/A
Percentage change in accumulation
  unit value ...............................     -28.20%      41.43%      13.92%       9.84%       2.72%      21.89%         N/A
Number of accumulation units outstanding
  at end of period .........................   3,943,932   5,276,834   3,775,577   3,988,448   1,946,993     517,903         N/A
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
-----------------------------------------------------------------------------------------------------------------------------------
VP INCOME AND GROWTH FUND (E)
Accumulation unit value at beginning
  of period ................................      $1.259      $1.082      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.110      $1.259      $1.082         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -11.84%      16.38%       8.19%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   1,135,221     746,541     214,243         N/A         N/A         N/A         N/A

VP INTERNATIONAL FUND (D)
Accumulation unit value at beginning
  of period ................................      $2.071      $1.280      $1.093      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.698      $2.071      $1.280      $1.093         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -17.99%      61.77%      17.11%       9.30%         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     804,028   1,258,066   1,104,956     163,370         N/A         N/A         N/A

VP VALUE FUND (D)
Accumulation unit value at beginning
  of period ................................      $1.239      $1.267      $1.226      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.443      $1.239      $1.267      $1.226         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................      16.48%      -2.23%       3.35%      22.60%         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   2,641,724   3,004,509   2,689,736     415,891         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND (C)
Accumulation unit value at beginning
  of period ................................      $1.947      $1.324      $1.155      $1.029      $1.000         N/A         N/A
Accumulation unit value at end of period ...      $1.584      $1.947      $1.324      $1.155      $1.029         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -18.65%      47.06%      14.68%      12.18%       2.93%         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   1,888,667   1,462,281   1,458,645     627,056      69,521         N/A         N/A

LARGE CAP GROWTH FUND (C)
Accumulation unit value at beginning
  of period ................................      $2.630      $1.677      $1.360      $1.104      $1.000         N/A         N/A
Accumulation unit value at end of period ...      $2.315      $2.630      $1.677      $1.360      $1.104         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -11.99%      56.84%      23.29%      23.26%      10.36%         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   5,983,611   2,890,715   3,900,875     802,420      59,956         N/A         N/A

INTERNATIONAL FUND (D)
Accumulation unit value at beginning
  of period ................................      $1.439      $1.111      $0.970      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.275      $1.439      $1.111      $0.970         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -11.41%      29.58%      14.52%      -3.01%         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   1,859,553   2,081,811   2,075,531   2,029,230         N/A         N/A         N/A

================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)         2000        1999        1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------------------------
NEW GENERATION FUND (F)
Accumulation unit value at beginning
  of period ................................      $1.000         N/A         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $0.586         N/A         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -41.40%         N/A         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     591,979         N/A         N/A         N/A         N/A         N/A         N/A

SMALL COMPANY GROWTH FUND (C)
Accumulation unit value at beginning
  of period ................................      $2.234      $1.183      $1.178      $0.985      $1.000         N/A         N/A
Accumulation unit value at end of period ...      $2.059      $2.234      $1.183      $1.178      $0.985         N/A         N/A
Percentage change in accumulation
  unit value ...............................      -7.84%      88.79%       0.45%      19.64%      -1.53%         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   3,247,913   1,102,900     892,905     187,471      42,982         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND (B)
Accumulation unit value at beginning
 of period .................................      $2.772      $2.148      $1.973      $1.698      $1.342      $1.035      $1.000
Accumulation unit value at end of period ...      $2.932      $2.772      $2.148      $1.973      $1.698      $1.342      $1.035
Percentage change in accumulation
 unit value ................................       5.79%      29.04%       8.84%      16.21%      26.50%      29.67%       3.52%
Number of accumulation units outstanding
  at end of period .........................   7,935,456   7,850,427  10,615,723   5,740,115   2,475,992     461,876      21,037

CONSECO 20 FOCUS FUND (F)
Accumulation unit value at beginning
  of period ................................      $1.000         N/A         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $0.842         N/A         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -15.80%         N/A         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     902,873         N/A         N/A         N/A         N/A         N/A         N/A

EQUITY FUND (B)
Accumulation unit value at beginning
  of period ................................      $4.068      $2.764      $2.424      $2.071      $1.449      $1.078      $1.000
Accumulation unit value at end of period ...      $4.121      $4.068      $2.764      $2.424      $2.071      $1.449      $1.078
Percentage change in accumulation
  unit value ...............................       1.29%      47.20%      14.01%      17.04%      42.96%      34.42%       7.79%
Number of accumulation units outstanding
  at end of period .........................  10,445,019  10,049,305  11,148,308   7,962,515   3,374,110   1,009,305      41,601

FIXED INCOME FUND (B)
Accumulation unit value at beginning
  of period ................................      $1.345      $1.369      $1.308      $1.207      $1.166      $1.000      $1.000
Accumulation unit value at end of period ...      $1.457      $1.345      $1.369      $1.308      $1.207      $1.166      $1.000
Percentage change in accumulation
  unit value ...............................       8.33%      -1.77%       4.70%       8.39%       3.50%      16.61%      -0.03%
Number of accumulation units outstanding
  at end of period .........................   7,762,267   5,323,180   4,326,193   4,066,812   1,540,494     350,623      12,553

GOVERNMENT SECURITIES FUND (B)
Accumulation unit value at beginning
  of period ................................      $1.268      $1.318      $1.248      $1.169      $1.154      $0.997      $1.000
Accumulation unit value at end of period ...      $1.397      $1.268      $1.318      $1.248      $1.169      $1.154      $0.997
Percentage change in accumulation
  unit value ...............................      10.20%      -3.82%       5.58%       6.76%       1.31%      15.72%      -0.26%
Number of accumulation units outstanding
  at end of period .........................   3,030,069   3,757,732   1,543,011     354,897     135,680      30,614           0

HIGH YIELD FUND (F)
Accumulation unit value at beginning
  of period ................................      $1.000         N/A         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.022         N/A         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................       2.20%         N/A         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     131,433         N/A         N/A         N/A         N/A         N/A         N/A

MONEY MARKET FUND (B)
Accumulation unit value at beginning
  of period ................................      $1.219      $1.179      $1.136      $1.095      $1.056      $1.014      $1.000
Accumulation unit value at end of period ...      $1.276      $1.219      $1.179      $1.136      $1.095      $1.056      $1.014
Percentage change in accumulation
  unit value ...............................       4.66%       3.43%       3.76%       3.80%       3.67%       4.14%       1.38%
Number of accumulation units outstanding
  at end of period .........................   9,861,493  12,049,203   5,969,565   3,116,005   1,144,951     641,747           0
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares) (A)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period ................................      $2.910      $2.268      $1.778      $1.404      $1.175      $1.000         N/A
Accumulation unit value at end of period ...      $2.553      $2.910      $2.268      $1.778      $1.404      $1.175         N/A
Percentage change in accumulation
  unit value ...............................     -12.26%      28.27%      27.58%      26.60%      19.53%      17.49%         N/A
Number of accumulation units outstanding
  at end of period .........................   3,846,716   3,333,181   2,868,834   1,195,614     221,018      21,878         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: (Initial Shares) (A)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period ................................      $2.757      $2.318      $1.834      $1.393      $1.158      $1.000         N/A
Accumulation unit value at end of period ...      $2.467      $2.757      $2.318      $1.834      $1.393      $1.158         N/A
Percentage change in accumulation
  unit value ...............................     -10.53%      18.93%      26.43%      31.67%      20.31%      15.76%         N/A
Number of accumulation units outstanding
  at end of period .........................  16,261,880  17,965,037  13,802,783   8,884,649   1,862,980     191,752         N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)         2000        1999        1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  (Initial Shares)
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED STOCK PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $1.252      $1.072      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.122      $1.252      $1.072         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -10.39%      16.80%       7.19%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   2,493,065     332,231     273,971         N/A         N/A         N/A         N/A

INTERNATIONAL VALUE PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $1.187      $0.942      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.127      $1.187      $0.942         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................      -5.05%      26.04%      -5.83%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     315,003      85,252      47,625         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
-----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II (A)
Accumulation unit value at beginning
  of period ................................      $1.379      $1.367      $1.349      $1.202      $1.067      $1.000         N/A
Accumulation unit value at end of period ...      $1.237      $1.379      $1.367      $1.349      $1.202      $1.067         N/A
Percentage change in accumulation
  unit value ...............................     -10.27%       0.88%       1.27%      12.25%      12.71%       6.66%         N/A
Number of accumulation units outstanding
  at end of period .........................   2,681,651   3,165,626   4,956,911   2,184,739     508,205      26,380         N/A

INTERNATIONAL EQUITY FUND II  (A)
Accumulation unit value at beginning
  of period ................................      $2.683      $1.472      $1.188      $1.095      $1.025      $1.000         N/A
Accumulation unit value at end of period ...      $2.048      $2.683      $1.472      $1.188      $1.095      $1.025         N/A
Percentage change in accumulation
  unit value ...............................     -23.67%      82.32%      23.83%       8.55%       6.80%       2.51%         N/A
Number of accumulation units outstanding
  at end of period .........................   1,014,248     645,821   1,216,876     329,971      93,215      36,798         N/A

UTILITY FUND II (A)
Accumulation unit value at beginning
  of period ................................      $1.737      $1.732      $1.541      $1.234      $1.122      $1.000         N/A
Accumulation unit value at end of period ...      $1.559      $1.737      $1.732      $1.541      $1.234      $1.122         N/A
Percentage change in accumulation
  unit value ...............................     -10.24%        0.28%      12.37%      24.88%      10.00%      12.21%        N/A
Number of accumulation units outstanding
  at end of period .........................   1,616,778   1,632,264   1,955,544     675,836     294,882      11,711         N/A
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $1.166      $1.029      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.205      $1.166      $1.029         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value        3.38%     13.25%       2.93%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     516,136     492,760     141,540         N/A         N/A         N/A         N/A

HIGH YIELD PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $1.024      $0.951      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $0.891      $1.024      $0.951         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -12.96%        7.68%     -4.94%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     939,967   4,745,256     149,344         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO (A)
Accumulation unit value at beginning
  of period ................................      $4.407      $1.983      $1.498      $1.348      $1.266      $1.000         N/A
Accumulation unit value at end of period ...      $2.963      $4.407      $1.983      $1.498      $1.348      $1.266         N/A
Percentage change in accumulation
  unit value ...............................     -32.77%     122.28%      32.39%      11.10%       6.44%      26.64%         N/A
Number of accumulation units outstanding
  at end of period .........................   6,916,097   3,617,753   2,503,351   1,867,131   1,041,050     122,278         N/A

GROWTH PORTFOLIO (A)
Accumulation unit value at beginning
  of period ................................      $3.135      $2.208      $1.650      $1.364      $1.167      $1.000         N/A
Accumulation unit value at end of period ...      $2.641      $3.135      $2.208      $1.650      $1.364      $1.167         N/A
Percentage change in accumulation
  unit value ...............................     -15.75%      41.98%      33.77%      21.00%      16.79%      16.75%         N/A
Number of accumulation units outstanding
  at end of period .........................   9,293,632  10,090,318   5,285,448   5,160,718   1,466,042     138,532         N/A

WORLDWIDE GROWTH PORTFOLIO (A)
Accumulation unit value at beginning
  of period ................................      $3.827      $2.360      $1.856      $1.541      $1.211      $1.000         N/A
Accumulation unit value at end of period ...      $3.182      $3.827      $2.360      $1.856      $1.541      $1.211         N/A
Percentage change in accumulation
  unit value ...............................     -16.85%      62.17%      27.13%      20.46%      27.23%      21.12%         N/A
Number of accumulation units outstanding
  at end of period .........................  13,388,371  12,380,622  11,703,338   8,234,605   2,173,781     155,653         N/A

===================================================================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)         2000        1999        1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $1.126      $1.055      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.109      $1.126      $1.055         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................      -1.47%       6.66%       5.53%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     187,657     899,537   1,126,898         N/A         N/A         N/A         N/A

SMALL CAP PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $0.887      $0.855      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.058      $0.887      $0.855         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................      19.32%       3.67%     -14.46%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     558,251     215,218     174,151         N/A         N/A         N/A         N/A

-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $1.156      $1.005      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.320      $1.156      $1.005         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................      14.14%      15.12%       0.46%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   1,061,341     793,511     312,997         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (E)
Accumulation unit value at beginning
  of period ................................      $1.077      $0.990      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.013      $1.077      $0.990         N/A         N/A         N/A         N/A
Percentage change in Accumulation
  unit value ...............................      -5.93%       8.80%     -1.02%          N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................      97,713      71,829     197,925         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO (D)
Accumulation unit value at beginning
  of period ................................      $1.075      $1.074      $1.043      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.132      $1.075      $1.074      $1.043         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................       5.35%       0.07%       2.94%       4.31%         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   1,348,298   1,194,491   1,076,377      25,089         N/A         N/A         N/A

PARTNERS PORTFOLIO (D)
Accumulation unit value at beginning
  of period ................................      $1.349      $1.274      $1.240      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.340      $1.349      $1.274      $1.240         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................      -0.67%       5.88%       2.76%      23.99%         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   3,098,142   3,981,862   6,369,007   1,000,600         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
NOVA PORTFOLIO (G)
Accumulation unit value at beginning
  of period ................................     $18.407         N/A         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...     $15.136         N/A         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -17.77%         N/A         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................      21,818         N/A         N/A         N/A         N/A         N/A         N/A

OTC PORTFOLIO (G)
Accumulation unit value at beginning
  of period ................................     $39.086         N/A         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...     $23.627         N/A         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -39.55%         N/A         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................      67,446         N/A         N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning
  of period ................................      $1.000         N/A         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $0.554         N/A         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -44.60%         N/A         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     652,389         N/A         N/A         N/A         N/A         N/A         N/A

#

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)         2000        1999        1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning
  of period ................................      $1.000         N/A         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $0.673         N/A         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -32.70%         N/A         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................     458,866         N/A         N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------------------------

MID CAP GROWTH FUND II (D)
Accumulation unit value at beginning
  of period ................................      $3.018      $1.612      $1.270      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...      $2.534      $3.018      $1.612      $1.270         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -16.03%      87.24%      26.89%      27.01%         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   5,610,211   1,457,235     559,106      79,815         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND II (D)
Accumulation unit value at beginning
  of period ................................      $1.832      $1.377      $1.230      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...      $1.926      $1.832      $1.377      $1.230         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................       5.14%      33.03%      11.96%      22.99%         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   1,300,139     984,899   1,264,364     248,615         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND (A)
Accumulation unit value at beginning
  of period ................................      $1.050      $1.155      $1.039      $1.029      $1.018      $1.000         N/A
Accumulation unit value at end of period ...      $1.055      $1.050      $1.155      $1.039      $1.029      $1.018         N/A
Percentage change in accumulation
  unit value ...............................       0.46%      -9.10%      11.19%       0.96%       1.09%       1.82%         N/A
Number of accumulation units outstanding
  at end of period .........................     282,016   2,183,729   2,826,107   3,332,067   1,790,259     130,071         N/A

WORLDWIDE EMERGING MARKETS FUND (C)
Accumulation unit value at beginning
  of period ................................      $1.270      $0.643      $0.990      $1.136      $1.000         N/A         N/A
Accumulation unit value at end of period ...      $0.728      $1.270      $0.643      $0.990      $1.136         N/A         N/A
Percentage change in accumulation
  unit value ...............................     -42.67%      97.51%     -35.06%     -12.83%      13.59%         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................   1,338,556   1,845,367   1,728,988   1,935,325     132,953         N/A         N/A

WORLDWIDE HARD ASSETS FUND (A)
Accumulation unit value at beginning
  of period ................................      $0.988      $0.828      $1.216      $1.254      $1.077      $1.000         N/A
Accumulation unit value at end of period ...      $1.085      $0.988      $0.828      $1.216      $1.254      $1.077         N/A
Percentage change in accumulation
  unit value ...............................       9.81%      19.32%     -31.89%      -3.05%      16.41%       7.72%         N/A
Number of accumulation units outstanding
  at end of period .........................   1,232,834   1,426,278   1,485,880   3,728,758     651,603      68,730         N/A

WORLDWIDE REAL ESTATE FUND (E)
Accumulation unit value at beginning
  of period ................................      $0.823      $0.851      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...      $0.962      $0.823      $0.851         N/A         N/A         N/A         N/A
Percentage change in accumulation
  unit value ...............................      16.94%      -3.38%     -14.86%         N/A         N/A         N/A         N/A
Number of accumulation units outstanding
  at end of period .........................      87,043      80,035      41,417         N/A         N/A         N/A         N/A

(A)  This unit value was $1.000 on the inception date of June 1, 1995.

(B)  This unit value was $1.000 on the inception date of July 25, 1994.

(C)  This unit value was $1.000 on the inception date of May 1, 1996.

(D)  This unit value was $1.000 on the inception date of May 1, 1997.

(E)  This unit value was $1.000 on the inception date of May 1, 1998.

(F)  This unit value was $1.000 on the inception date of May 1, 2000.

(G) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO VIF--Telecommunications Fund, Neuberger Berman--MidCap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.

APPENDIX B--MORE INFORMATION ABOUT THE FUNDS

     Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE

THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of compa-

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

nies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-advisor. The following companies provide investment management and administrative services to the Funds. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND (FORMERLY, BERGER IPT--100 FUND)

     The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.

BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

     The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

     The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

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BERGER IPT--NEW GENERATION FUND

     The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER IPT--INTERNATIONAL FUND

     The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

     The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

     The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

     The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

     The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

     The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

     First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

     First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

     The INVESCO VIF--Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."

INVESCO VIF--HIGH YIELD FUND

     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--FINANCIAL SERVICES FUND

     The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

     The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are

                                                                              43
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based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

MITCHELL HUTCHINS SERIES TRUST (NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

     The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S.

                                                                              45
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government securities to collateralize these futures and options contracts.

U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2)

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2)

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

     The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

     The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return--income plus capital-appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

     The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

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                         OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES
                            NOT GUARANTEE PERFORMANCE BY THE INSURER ISSUING THE
                                 ANNUITY, NOR IS IT INSURED BY THE FDIC, NCUSIF,
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             CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE
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     THROUGH CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES
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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                                          05-7820 (02/01) A13106
                         (C) 1999, 2000, 2001 Conseco Variable Insurance Company

                                                                     conseco.com

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